Stockholders' Equity (Deficit) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 19, 2013	Feb. 28, 2014	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Common stock, par value			$ 0.001		$ 0.001
Capital Units, Authorized			260,000,000
Common stock, shares authorized			250,000,000		250,000,000
Preferred Stock, shares authorized			10,000,000
Preferred Stock, par value			$ 0.001
Number of common stock shares issued	24,400,000	6,173,200	4,299,400
Common stock price per share	$ 0.0004
Proceeds from issuance of common stock	$ 10,000	$ 25,300	$ 163,700
Common stock, shares issued			34,472,602		24,000,000
Common stock, shares outstanding			34,472,602		24,000,000
Previously Reported [Member]
Common stock, par value					$ 0.001	$ 0.001
Capital Units, Authorized					260,000,000	260,000,000
Common stock, shares authorized					250,000,000	250,000,000
Preferred Stock, shares authorized					10,000,000	10,000,000
Preferred Stock, par value					$ 0.001	$ 0.001
Proceeds from issuance of common stock						$ 25,300
Common stock, shares issued					30,573,200	30,573,200
Common stock, shares outstanding					30,573,200	30,573,200
Board Of Directors [Member]
Stock split description					Our Board of Directors declared a 2.44-for1 forward stock split on the Company’s Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an exdividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned.
Preferred Stock [Member] | Board Of Directors Authorized And Stockholders Holding [Member]
Percentage of common stock outstanding shares					79.80%
Common stock, par value					$ 0.001
Common Stock [Member]
Common stock price per share		$ 0.004
Common Stock [Member] | Board Of Directors Authorized And Stockholders Holding [Member]
Percentage of common stock outstanding shares					79.80%